STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - 1.1%
Dorman Products	24,569	[a,b]	1,825,968
Gentherm	25,975	[b]	1,087,054
Stoneridge	28,710	[b]	865,319
Visteon	10,348	[a,b]	967,848
			4,746,189
Banks - 8.9%
Ameris Bancorp	32,557		1,421,113
Atlantic Union Bankshares	81,757	[a]	3,090,415
Banner	22,248		1,215,408
Boston Private Financial Holdings	85,248		1,000,812
Bryn Mawr Bank	13,665		536,625
Carolina Financial	13,401		566,728
Central Pacific Financial	27,054		786,189
Columbia Banking System	16,257		635,324
CVB Financial	18,151		387,705
Essent Group	55,696		3,043,786
First Bancorp	926		36,207
First BanCorp	295,558		3,103,359
First Interstate BancSystem, Cl. A	85,870		3,615,127
First Merchants	31,451		1,273,451
Hancock Whitney	33,511		1,360,882
HarborOne Bancorp Inc	6,112	[b]	64,848
Heritage Commerce	21,355		266,938
Heritage Financial	14,149	[a]	390,229
IBERIABANK	6,863		500,930
National Bank Holdings, Cl. A	69,285		2,483,174
Old National Bancorp	75,316		1,361,713
Seacoast Banking Corp. of Florida	30,553	[a,b]	908,952
South State	15,350		1,278,348
Towne Bank	8,997		253,266
TriState Capital Holdings	56,674	[b]	1,373,211
Triumph Bancorp	37,235	[b]	1,335,247
UMB Financial	23,937		1,610,242
Umpqua Holdings	81,796		1,339,001
United Community Banks	44,536		1,380,616
Webster Financial	52,450		2,553,791
			39,173,637
Capital Goods - 10.5%
Advanced Drainage Systems	45,309		1,728,991

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Capital Goods - 10.5% (continued)
Aerojet Rocketdyne Holdings	90,272	[a,b]	3,990,022
AeroVironment	13,109	[a,b]	804,106
Allied Motion Technologies	34,072		1,526,426
American Woodmark	13,557	[b]	1,395,015
Astec Industries	21,579		808,349
Astronics	28,602	[b]	833,748
Blue Bird	12,349	[b]	251,302
Builders FirstSource	68,809	[b]	1,748,437
Construction Partners, Cl. A	154,647	[b]	3,062,011
Curtiss-Wright	13,112		1,800,409
EMCOR Group	14,405		1,281,037
Energy Recovery	175,886	[a,b]	1,531,967
EnerSys	18,488		1,297,303
Granite Construction	26,469	[a]	681,841
Harsco	94,233	[b]	2,096,684
Kaman	9,774		621,626
Kennametal	27,539		959,183
Kornit Digital	63,954	[a,b]	2,180,831
Lindsay	10,107	[a]	911,854
Masonite International	32,072	[b]	2,302,770
Mercury Systems	45,275	[b]	3,316,394
Nesco Holdings	131,099	[b]	393,297
Proto Labs	6,733	[b]	652,360
Quanta Services	41,343		1,721,523
Regal Beloit	5,142		420,256
Rexnord	27,961	[b]	883,288
SiteOne Landscape Supply	18,341	[a,b]	1,627,947
Tennant	22,094		1,645,119
The Gorman-Rupp Comapny	3,757		139,047
The Greenbrier Companies	37,160		1,045,682
The Manitowoc Company	6,757	[b]	108,112
TPI Composites	39,228	[a,b]	708,065
TriMas	28,620	[b]	886,648
Valmont Industries	7,785		1,114,345
			46,475,995
Commercial & Professional Services - 2.3%
Clarivate Analytics	211,645	[a,b]	3,805,377
Covanta Holding	195,232		2,871,863
Deluxe	19,922		1,017,616
Huron Consulting Group	10,814	[b]	725,079
Knoll	36,165		996,707
Korn Ferry	17,575		690,346
			10,106,988

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Consumer Durables & Apparel - 2.9%
Cavco Industries	6,807	[b]	1,361,468
Century Communities	68,808	[a,b]	1,961,028
G-III Apparel Group	37,069	[b]	1,097,242
KB Home	49,875		1,724,678
M.D.C. Holdings	20,309	[a]	803,627
Oxford Industries	13,430	[a]	999,461
Skyline Champion	48,336	[b]	1,603,788
Taylor Morrison Home	132,219	[b]	3,070,125
			12,621,417
Consumer Services - 3.3%
Adtalem Global Education	46,933	[b]	1,583,050
BJ‘s Restaurants	18,098	[a]	744,733
Dave & Buster's Entertainment	45,787	[a]	1,839,722
Houghton Mifflin Harcourt	143,794	[b]	844,071
OneSpaWorld Holdings	92,189	[a]	1,505,446
Penn National Gaming	93,475	[b]	2,152,729
Planet Fitness, Cl. A	51,485	[b]	3,805,771
Ruth's Hospitality Group	25,228		589,578
The Cheesecake Factory	40,103	[a]	1,748,892
			14,813,992
Diversified Financials - 2.5%
Assetmark Financial Holdings	44,813	[b]	1,121,669
Blucora	23,473	[b]	552,554
Federated Investors, Cl. B	44,201	[a]	1,481,618
FirstCash	19,036		1,538,870
OneMain Holdings	69,447		2,992,471
PJT Partners, Cl. A	72,704	[a]	3,098,644
WisdomTree Investments	89,620		435,553
			11,221,379
Energy - 3.6%
Apergy	33,989	[b]	868,079
Ardmore Shipping	122,412	[b]	978,072
Cactus, Cl. A	60,536		1,827,582
Dril-Quip	15,772	[a,b]	666,525
Euronav	75,230		816,998
Laredo Petroleum	304,938	[a,b]	658,666
Newpark Resources	117,848	[a,b]	690,589
Patterson-UTI Energy	101,015	[a]	903,074
PBF Energy, Cl. A	138,672		4,340,434
PDC Energy	30,660	[a,b]	696,902
Scorpio Tankers	62,938		2,164,441
Select Energy Services, Cl. A	186,181	[b]	1,429,870
			16,041,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Food & Staples Retailing - .3%
Grocery Outlet Holding	37,566	[a,b]	1,244,562
Food, Beverage & Tobacco - 2.9%
Calavo Growers	29,708	[a]	2,649,657
Darling Ingredients	147,902	[b]	3,520,068
Flowers Foods	38,131	[a]	820,960
Fresh Del Monte Produce	32,768		1,071,514
Freshpet	68,989	[b]	3,707,469
The Hain Celestial Group	45,738	[a,b]	1,130,643
			12,900,311
Health Care Equipment & Services - 4.8%
Acadia Healthcare	13,273	[a,b]	426,860
Align Technology	1,825	[b]	506,146
Amedisys	5,856	[b]	954,294
AMN Healthcare Services	18,545	[b]	1,102,871
AtriCure	36,944	[b]	1,099,084
AxoGen	113,707	[b]	1,970,542
Evolent Health, Cl. A	97,548	[a,b]	703,321
iRhythm Technologies	24,054	[a,b]	1,734,053
LHC Group	9,045	[b]	1,206,603
Natus Medical	15,604	[b]	499,172
Nevro	12,492	[a,b]	1,396,356
NuVasive	15,709	[b]	1,134,818
R1 RCM	94,761	[b]	1,221,469
Tabula Rasa HealthCare	23,096	[a,b]	1,030,313
Teladoc Health	54,419	[a,b]	4,557,047
ViewRay	78,752	[a,b]	261,457
WellCare Health Plans	3,950	[b]	1,272,177
			21,076,583
Household & Personal Products - .3%
Inter Parfums	20,343		1,433,978
Insurance - 2.1%
Argo Group International Holdings	23,691		1,558,394
Kemper	9,698		716,876
Kinsale Captial Group	3,512	[a]	355,625
Palomar Holdings	44,257	[b]	2,415,104
Safety Insurance Group	7,051		688,530
Selective Insurance Group	14,414		954,495
The Hanover Insurance Group	19,457		2,644,790
			9,333,814
Materials - 6.7%
Alamos Gold, Cl. A	615,271		3,488,587
Cabot	119,020		5,592,750
Carpenter Technology	18,355		964,922
Coeur Mining	256,267	[b]	1,681,112

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Materials - 6.7% (continued)
Constellium SE	94,476	[b]	1,335,891
Eagle Materials	23,507		2,163,349
IAMGOLD	571,098	[a,b]	2,067,375
Livent	25,660	[a,b]	200,148
Louisiana-Pacific	171,430		5,084,614
Norbord	42,356	[a]	1,196,133
Schnitzer Steel Industries, Cl. A	40,597		874,865
Summit Materials, Cl. A	117,415	[b]	2,802,696
US Concrete	53,469	[b]	2,188,486
			29,640,928
Media & Entertainment - 2.2%
Criteo, ADR	127,640	[b]	2,278,374
Gray Television	62,638	[a,b]	1,267,793
John Wiley & Sons, Cl. A	8,395		396,748
MSG Networks, Cl. A	55,039	[a,b]	893,833
Nexstar Media Group, Cl. A	18,150		1,954,937
Scholastic	22,469		834,274
Sinclair Broadcast Group, Cl. A	36,260	[a]	1,262,936
TEGNA	62,651	[a]	961,693
			9,850,588
Pharmaceuticals Biotechnology & Life Sciences - 8.3%
10X Genomics, CI. A	6,884	[b]	446,703
Acceleron Pharma	29,088	[a,b]	1,424,148
Aerie Pharmaceuticals	92,800	[a,b]	1,762,272
Aimmune Therapeutics	53,280	[a,b]	1,487,578
Amicus Therapeutics	73,028	[b]	765,333
Ascendis Pharma, ADR	6,361	[a,b]	732,660
Biohaven Pharmaceutical Holding	21,840	[b]	1,251,869
CareDx	23,056	[a,b]	473,109
CRISPR Therapeutics	5,796	[a,b]	415,283
Denali Therapeutics	35,701	[a,b]	635,121
Editas Medicine	11,547	[a,b]	349,643
FibroGen	34,817	[b]	1,475,196
Flexion Therapeutics	189,631	[a,b]	3,362,158
GW Pharmaceuticals, ADR	4,367	[a,b]	445,914
Intellia Therapeutics	16,229	[a,b]	281,249
NanoString Technologies	23,856	[b]	642,204
Natera	41,332	[b]	1,508,205
NeoGenomics	62,256	[a,b]	1,606,827
Pacific Biosciences of California	145,064	[b]	745,629
Prevail Therapeutics	61,093	[a,b]	879,128
Prothena	47,539	[b]	609,450
PTC Therapeutics	22,683	[b]	1,065,194
Quanterix	47,103	[b]	1,193,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.3% (continued)
Revance Therapeutics	27,455	[b]	491,445
Sage Therapeutics	18,105	[a,b]	2,802,111
Sarepta Therapeutics	8,439	[a,b]	949,303
Syneos Health	34,051	[b]	1,869,740
TherapeuticsMD	990,659	[a,b]	2,486,554
uniQure	32,819	[a,b]	1,826,706
Veracyte	24,999	[b]	717,971
Xenon Pharmaceuticals	73,594	[a,b]	870,617
Zogenix	26,046	[b]	1,244,478
			36,816,917
Real Estate - 6.0%
Agree Realty	19,716	[a,c]	1,474,362
Colliers International Group	32,218		2,326,462
CoreSite Realty	19,203	[c]	2,177,428
Cousins Properties	19,225	[c]	778,420
Douglas Emmett	61,714	[c]	2,719,736
Empire State Realty Trust, Cl. A	97,610	[c]	1,362,636
Equity Commonwealth	8,216	[c]	269,896
Kilroy Realty	30,525	[c]	2,540,901
Newmark Group, Cl. A	145,009		1,892,367
Physicians Realty Trust	147,125	[c]	2,823,329
Potlatchdeltic	27,548	[c]	1,196,410
Redfin	140,160	[a,b]	2,702,285
Retail Properties of America, Cl. A	48,167	[c]	685,416
Seritage Growth Properties, Cl. A	17,474	[a,b,c]	738,801
Sunstone Hotel Investors	104,866	[c]	1,468,124
Urban Edge Properties	68,844	[c]	1,427,136
			26,583,709
Retailing - 3.2%
Abercrombie & Fitch, Cl. A	43,956	[a]	701,977
Carvana	17,337	[b]	1,652,563
Dick's Sporting Goods	31,576	[a]	1,446,497
Dillard's, Cl. A	12,873	[a]	924,281
Etsy	26,424	[b]	1,146,537
Guess?	54,872	[a]	1,056,286
National Vision Holdings	85,798	[b]	2,591,100
Ollie's Bargain Outlet Holdings	21,148	[a,b]	1,383,079
The Children's Place	11,545	[a]	834,242
Urban Outfitters	43,936	[b]	1,127,398
Williams-Sonoma	17,128	[a]	1,188,683
			14,052,643
Semiconductors & Semiconductor Equipment - 2.2%
Brooks Automation	21,208		949,482

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Semiconductors & Semiconductor Equipment - 2.2% (continued)
Diodes	28,888	[b]	1,332,892
First Solar	17,355	[a,b]	958,690
MKS Instruments	16,185		1,720,142
Power Integrations	16,933		1,549,200
Semtech	65,110	[b]	3,155,231
			9,665,637
Software & Services - 12.8%
CACI International, Cl. A	14,025	[b]	3,356,463
Cardtronics, Cl. A	66,940	[b]	2,826,207
Cloudera	207,694	[a,b]	2,052,017
CSG Systems International	21,655		1,238,449
Everbridge	78,670	[a,b]	6,918,240
Evertec	71,307		2,311,773
HubSpot	28,285	[b]	4,271,035
I3 Verticals, Cl. A	48,538	[b]	1,326,058
KBR	4,366		129,976
LogMeIn	39,871		3,109,141
Medallia	73,476	[a,b]	2,230,731
Mimecast	30,149	[b]	1,337,108
New Relic	11,709	[b]	796,446
NIC	38,831		881,075
PaySign	39,860	[a,b]	408,964
Proofpoint	21,955	[b]	2,605,839
Rapid7	75,287	[b]	4,221,342
Shopify, Cl. A	16,818	[b]	5,663,462
Talend, ADR	87,372	[a,b]	3,316,641
Twilio, Cl. A	38,254	[a,b]	3,950,873
Verint Systems	26,999	[b]	1,312,421
Zendesk	29,464	[b]	2,327,656
			56,591,917
Technology Hardware & Equipment - 3.9%
Ciena	104,391	[b]	3,962,682
Coherent	11,070	[a,b]	1,670,020
Fabrinet	18,599	[b]	1,125,054
Itron	19,567	[b]	1,566,925
KEMET	60,298	[a,b]	1,611,163
Littelfuse	5,728		1,039,116
Lumentum Holdings	47,706	[a,b]	3,514,024
NETGEAR	61,848	[a,b]	1,553,003
nLight	64,037	[b]	1,276,257
			17,318,244
Telecommunication Services - 1.0%
Bandwidth, Cl. A	79,290	[b]	4,434,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.3% (continued)
Transportation - 4.0%
Knight-Swift Transportation Holdings		106,681	[a]	3,946,130
Landstar System		4,379		487,864
Marten Transport		91,458		1,932,508
Mesa Air Group		81,361	[b]	591,494
Scorpio Bulkers		210,224	[a]	1,286,571
SkyWest		80,202		5,023,853
Werner Enterprises		119,348	[a]	4,387,232
				17,655,652
Utilities - 2.5%
AquaVenture Holdings		115,030	[b]	2,560,568
Avista		41,950		1,983,396
Chesapeake Utilities		12,142		1,106,622
Clearway Energy, Cl. C		116,066		2,301,589
Portland General Electric		29,460		1,635,325
Southwest Gas Holdings		19,028		1,441,561
				11,029,061
Total Common Stocks (cost $347,869,777)				434,830,063

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Russell 2000 ETF		9,470	[a]	1,531,962
iShares Russell 2000 Value ETF		2,622	[a]	328,065
Total Exchange-Traded Funds (cost $1,818,636)				1,860,027
	Maturity Date	Number of Warrants
Warrants - .0%
Capital Goods - .0%
Nesco Holdings (cost $52,560)	1/01/25	44,683		20,107
	1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,443,146)	1.63	5,443,146	[d]	5,443,146

Investment of Cash Collateral for Securities Loaned - 5.7%
Registered Investment Companies - 5.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $25,101,255)	1.63	25,101,255	[d]	25,101,255
Total Investments (cost $380,285,374)		105.7%		467,254,598
Liabilities, Less Cash and Receivables		(5.7%)		(25,023,181)
Net Assets		100.0%		442,231,417

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $97,085,801 and the value of the collateral was $100,960,028, consisting of cash collateral of $25,101,255 and U.S. Government & Agency securities valued at $75,858,773.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	434,830,063	-	-	434,830,063
Exchange-Traded Funds	1,860,027	-	-	1,860,027
Investment Companies	30,544,401	-	-	30,544,401
Warrants	20,107	-	-	20,107

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $86,969,224, consisting of $108,416,637 gross unrealized appreciation and $21,447,413 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.